SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Post-Effective Amendment No.        6        (File No. 33-62407)        [ ]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              7       (File No. 811-07355)            [ ]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

200 AXP Financial Center, Minneapolis, MN                                 55474
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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[AMERICAN EXPRESS LOGO-Registered Trademark-]                           IDS LIFE

                                                              FLEXIBLE PORTFOLIO
                                                                         ANNUITY

ISSUED BY:
IDS LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


NEW FLEXIBLE PORTFOLIO ANNUITIES ARE NOT CURRENTLY BEING OFFERED.


IDS LIFE VARIABLE ACCOUNT 10

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

-  American Express-Registered           -  Credit Suisse Warburg Pincus Trust
   Trademark- Variable Portfolio Funds

-  AIM Variable Insurance Funds          -  Franklin-Registered Trademark-
                                            Templeton-Registered Trademark-
                                            Variable Insurance Products Trust
                                            (FTVIPT) - Class 1


-  American Century Variable Portfolios, -  Putnam Variable Trust - IA Shares
   Inc.
Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS ................................................3

THE CONTRACT IN BRIEF ....................................4

EXPENSE SUMMARY ..........................................5

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ..............8

FINANCIAL STATEMENTS .....................................9

PERFORMANCE INFORMATION .................................10

THE VARIABLE ACCOUNT AND THE FUNDS ......................11

THE FIXED ACCOUNT .......................................13

BUYING YOUR CONTRACT ....................................13

CHARGES .................................................15

VALUING YOUR INVESTMENT .................................17

MAKING THE MOST OF YOUR CONTRACT ........................18

SURRENDERS ..............................................20

TSA-- SPECIAL SURRENDER PROVISIONS ......................21

CHANGING OWNERSHIP ......................................21

BENEFITS IN CASE OF DEATH ...............................22

THE ANNUITY PAYOUT PERIOD ...............................23

TAXES ...................................................25

VOTING RIGHTS ...........................................27

SUBSTITUTION OF INVESTMENTS .............................27

ABOUT THE SERVICE PROVIDERS .............................27

TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION ..................29

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2 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Plans under Section 401(k) plans of the Code

-  Custodial and trusteed plans under Section 401(a) of the Code

-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

-  Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.
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                                                      PROSPECTUS-- MAY 1, 2001 3

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 13)


- Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

-  Minimum additional purchase payment -- $50.

- Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

- Maximum first-year purchase payments -- $50,000 to $1,000,000 depending on your age.

- Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 18)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 20)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 21)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 22)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 23)


TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 25)

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4 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;

- 1.25% mortality and expense risk fee (if you allocate money to one or more subaccounts);

-  surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and

-  the operating expenses of the funds in which the subaccounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

ANNUAL CONTRACT OWNER EXPENSES

SURRENDER CHARGE (contingent deferred sales charge as a percentage of purchase payments surrendered):

                   CONTRACT YEAR               SURRENDER CHARGE PERCENTAGE
                         1-3                               7%

                         4                                 6

                         5                                 5

                         6                                 4

                         7                                 3

                         8                                 2

                         After 8 years                     0

CONTRACT ADMINISTRATIVE CHARGE:             $30*

* We will waive this fee when your contract value is $25,000 or more on the contract anniversary.


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                                                      PROSPECTUS-- MAY 1, 2001 5

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:       1.25%


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
The surrender charge equals the present value of remaining payouts using the assumed investment rate and minus the present value of the remaining payouts using the assumed investment rate plus 1.68%. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                      MANAGEMENT        12b-1         OTHER
                                                                         FEES           FEES         EXPENSES        TOTAL
AXP-Registered Trademark- Variable Portfolio -

      Bond Fund                                                            .60%          .13%           .06%           .79%(1)

      Capital Resource Fund                                                .60           .13            .04            .77(1)

      Cash Management Fund                                                 .51           .13            .04            .68(1)

      Extra Income Fund                                                    .62           .13            .07            .82(1)

      Global Bond Fund                                                     .84           .13            .10           1.07(1)

      International Fund                                                   .82           .13            .07           1.02(1)

      Managed Fund                                                         .59           .13            .03            .75(1)

      New Dimensions Fund-Registered Trademark-                            .60           .13            .05            .78(1)

      Strategy Aggressive Fund                                             .59           .13            .05            .77(1)

AIM V.I.

      Growth and Income Fund                                               .60            --            .24            .84(2)

American Century VP

      Value                                                               1.00            --             --           1.00(3)

Credit Suisse Warburg Pincus Trust

      Small Company Growth Portfolio                                       .90            --            .21           1.11(4)

Franklin Templeton VIP Trust

      Templeton Developing Markets Securities Fund - Class 1              1.25            --            .31           1.56(2)

Putnam Variable Trust

      Putnam VT New Opportunities Fund - Class IA Shares                   .52            --            .05            .57(2)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.
(2) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(3)  Annualized operating expenses of funds at Dec. 31, 2000.
(4) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Small Company Growth Portfolio (0.90%, 0%, 0.23% and 1.13%).


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6 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...

                                                                                                   NO SURRENDER OR SELECTION
                                                           FULL SURRENDER AT THE               OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                     1 YEAR  3 YEARS  5 YEARS 10 YEARS         1 YEAR  3 YEARS  5 YEARS  10 YEARS

AXP-Registered Trademark- Variable Portfolio -

      Bond Fund                                      $91.44  $136.18  $163.52  $244.19         $21.44   $66.18  $113.52  $244.19

      Capital Resource Fund                           91.24   135.56   162.48   242.09          21.24    65.56   112.48   242.09

      Cash Management Fund                            90.32   132.77   157.79   232.56          20.32    62.77   107.79   232.56

      Extra Income Fund                               91.75   137.11   165.07   247.34          21.75    67.11   115.07   247.34

      Global Bond Fund                                94.31   144.83   177.97   273.25          24.31    74.83   127.97   273.25

      International Fund                              93.80   143.29   175.40   268.12          23.80    73.29   125.40   268.12

      Managed Fund                                    91.03   134.94   161.44   239.98          21.03    64.94   111.44   239.98

      New Dimensions Fund-Registered Trademark-       91.34   135.87   163.00   243.14          21.34    65.87   113.00   243.14

      Strategy Aggressive Fund                        91.24   135.56   162.48   242.09          21.24    65.56   112.48   242.09

AIM V.I.

      Growth and Income Fund                          91.96   137.73   166.11   249.44          21.96    67.73   116.11   249.44

American Century VP

      Value                                           93.60   142.67   174.37   266.06          23.60    72.67   124.37   266.06

Credit Suisse Warburg Pincus Trust

      Small Company Growth Portfolio                  94.72   146.06   180.02   277.33          24.72    76.06   130.02   277.33

Franklin Templeton VIP Trust

      Templeton Developing Markets Securities
      Fund - Class 1                                  99.34   159.84  202.87    322.19          29.34    89.84   152.87   322.19

Putnam Variable Trust

      Putnam VT New Opportunities Fund -
      Class IA shares                                 89.19   129.36  152.04    220.79          19.19    59.36   102.04   220.79

* In this example, the $30 contract administrative charge is approximated as a 0.052% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


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                                                      PROSPECTUS-- MAY 1, 2001 7

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                 2000     1999     1998    1997     1996
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SUBACCOUNT HS(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                        $1.14    $1.13    $1.13    $1.05   $1.00
Accumulation unit value at end of period                                              $1.19    $1.14    $1.13    $1.13   $1.05
Number of accumulation units outstanding at end of period (000 omitted)             201,385  250,109  241,800  146,645  86,467
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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SUBACCOUNT HC(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                        $1.90    $1.55    $1.27    $1.03   $1.00
Accumulation unit value at end of period                                              $1.55    $1.90    $1.55    $1.27   $1.03
Number of accumulation units outstanding at end of period (000 omitted)             208,657  209,893  172,451  122,749  72,833
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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SUBACCOUNT HM(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                        $1.15    $1.11    $1.07    $1.03   $1.00
Accumulation unit value at end of period                                              $1.20    $1.15    $1.11    $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)             120,295  260,559  208,622  150,354 111,372
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
Simple yield(2)                                                                        4.66%    4.72%    3.45%    3.90%   3.60%
Compound yield(2)                                                                      4.77%    4.83%    3.51%    3.98%   3.66%
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SUBACCOUNT HV(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                        $1.16    $1.11    $1.17    $1.05   $1.00
Accumulation unit value at end of period                                              $1.04    $1.16    $1.11    $1.17   $1.05
Number of accumulation units outstanding at end of period (000 omitted)             230,447  274,432  257,990  160,046  55,065
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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SUBACCOUNT HY(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                        $1.11    $1.17    $1.10    $1.07   $1.00
Accumulation unit value at end of period                                              $1.13    $1.11    $1.17    $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)              73,486   86,622   84,640   58,925  21,035
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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SUBACCOUNT HI(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                        $1.77    $1.23    $1.08    $1.06   $1.00
Accumulation unit value at end of period                                              $1.31    $1.77    $1.23    $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)             232,235  207,990  168,173  115,579  52,955
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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SUBACCOUNT HD(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                        $1.71    $1.51    $1.32    $1.12   $1.00
Accumulation unit value at end of period                                              $1.65    $1.71    $1.51    $1.32   $1.12
Number of accumulation units outstanding at end of period (000 omitted)             299,517  303,242  241,551  150,987  50,902
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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SUBACCOUNT HG(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                                        $2.25    $1.73    $1.36    $1.11   $1.00
Accumulation unit value at end of period                                              $2.02    $2.25    $1.73    $1.36   $1.11
Number of accumulation units outstanding at end of period (000 omitted)             721,744  665,149  476,735  295,452  91,977
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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SUBACCOUNT HA(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE
PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                        $2.08    $1.23    $1.22    $1.09   $1.00
Accumulation unit value at end of period                                              $1.67    $2.08    $1.23    $1.22   $1.09
Number of accumulation units outstanding at end of period (000 omitted)             200,011  168,750  149,271  112,556  56,318
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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SUBACCOUNT HW(1) (INVESTING IN SHARES OF AIM V.I. GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                        $2.33    $1.75    $1.39    $1.12   $1.00
Accumulation unit value at end of period                                              $1.96    $2.33    $1.75    $1.39   $1.12
Number of accumulation units outstanding at end of period (000 omitted)             512,650  478,868  345,291  214,549  72,803
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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8 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

YEAR ENDED DEC. 31,                                                                 2000     1999     1998    1997     1996
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SUBACCOUNT HP(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of period                                        $1.41    $1.44    $1.39    $1.11   $1.00
Accumulation unit value at end of period                                              $1.64    $1.41    $1.44    $1.39   $1.11
Number of accumulation units outstanding at end of period (000 omitted)             149,074  158,507  132,532   75,957  19,657
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
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SUBACCOUNT HT(1) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS
TRUST - SMALL COMPANY GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                        $1.99    $1.19    $1.24    $1.09   $1.00
Accumulation unit value at end of period                                              $1.61    $1.99    $1.19    $1.24   $1.09
Number of accumulation units outstanding at end of period (000 omitted)             329,183  315,150  279,475  183,719  62,743
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HK(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING
MARKETS SECURITIES FUND - CLASS 1)
Accumulation unit value at beginning of period                                        $0.77    $0.51    $0.65    $0.93   $1.00
Accumulation unit value at end of period                                              $0.52    $0.77    $0.51    $0.65   $0.93
Number of accumulation units outstanding at end of period (000 omitted)             321,420  328,300  306,456  209,358  74,610
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HN(1) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES
FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                        $2.56    $1.53    $1.24    $1.02   $1.00
Accumulation unit value at end of period                                              $1.87    $2.56    $1.53    $1.24   $1.02
Number of accumulation units outstanding at end of period (000 omitted)             485,028  453,722  370,336  266,068 119,724
Ratio of operating expense to average net assets                                       1.25%    1.25%    1.25%    1.25%   1.25%
------------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on March 5, 1996.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on May 1, 1996.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


--------------------------------------------------------------------------------
                                                      PROSPECTUS-- MAY 1, 2001 9

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-  contract administrative charge,

-  mortality and expense risk fee, and

-  surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


--------------------------------------------------------------------------------
10 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT            INVESTING IN              INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISOR OR MANAGER
----------------------------------------------------------------------------------------------------------------------------
HS                    AXP-Registered            Objective: high level of current       IDS Life, investment manager;
                      Trademark- Variable       income while conserving the value of   AEFC, investment advisor.
                      Portfolio - Bond Fund     the investment and continuing a high
                                                level of income for the longest time
                                                period. Invests primarily in bonds
                                                and other debt obligations.
----------------------------------------------------------------------------------------------------------------------------
HC                    AXP-Registered            Objective: capital appreciation.       IDS Life, investment manager;
                      Trademark- Variable       Invests primarily in U.S. common       AEFC, investment advisor.
                      Portfolio - Capital       stocks and other securities
                      Resource Fund             convertible into common stocks.
----------------------------------------------------------------------------------------------------------------------------
HM                    AXP-Registered            Objective: maximum current income      IDS Life, investment manager;
                      Trademark- Variable       consistent with liquidity and          AEFC, investment advisor.
                      Portfolio -  Cash         stability of principal. Invests in
                      Management Fund           money market securities.
----------------------------------------------------------------------------------------------------------------------------
HV                    AXP-Registered            Objective: high current income, with   IDS Life, investment manager;
                      Trademark- Variable       capital growth as a secondary          AEFC, investment advisor.
                      Portfolio - Extra         objective. Invests primarily in
                      Income Fund               high-yielding, high-risk corporate
                                                bonds issued by U.S. and foreign
                                                companies and governments.
----------------------------------------------------------------------------------------------------------------------------
HY                    AXP-Registered            Objective: high total return through   IDS Life, investment manager;
                      Trademark- Variable       income and growth of capital.          AEFC, investment advisor.
                      Portfolio - Global Bond   Non-diversified mutual fund that
                      Fund                      invests primarily in debt
                                                obligations of U.S. and foreign
                                                issuers.
----------------------------------------------------------------------------------------------------------------------------
HI                    AXP-Registered            Objective: capital appreciation.       IDS Life, investment manager;
                      Trademark- Variable       Invests primarily in common stocks     AEFC, investment advisor.
                      Portfolio -               or convertible securities of foreign   American Express Asset
                      International Fund        issuers that offer growth potential.   Management International, Inc.,
                                                                                       a wholly-owned subsidiary of
                                                                                       AEFC, is the sub-investment
                                                                                       advisor.
----------------------------------------------------------------------------------------------------------------------------
HD                    AXP-Registered            Objective: maximum total investment    IDS Life, investment manager;
                      Trademark- Variable       return through a combination of        AEFC, investment advisor.
                      Portfolio - Managed Fund  capital growth and current income.
                                                Invests primarily in a
                                                combination of common and
                                                preferred stocks, convertible
                                                securities, bonds and other debt
                                                securities.
----------------------------------------------------------------------------------------------------------------------------
HG                    AXP Variable Portfolio    Objective: long-term growth of         IDS Life, investment manager;
                      -  New Dimensions         capital. Invests primarily in common   AEFC, investment advisor.
                      Fund-Registered           stocks of U.S. and foreign companies
                      Trademark-                showing potential for significant
                                                growth.
----------------------------------------------------------------------------------------------------------------------------
HA                    AXP-Registered            Objective: capital appreciation.       IDS Life, investment manager;
                      Trademark- Variable       Invests primarily in common stocks     AEFC, investment advisor.
                      Portfolio - Strategy      of small- and medium-size companies.
                      Aggressive Fund
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 11


----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT            INVESTING IN              INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISOR OR MANAGER
----------------------------------------------------------------------------------------------------------------------------
HW                    AIM V.I. Growth and       Objective: growth of capital, with     A I M Advisors, Inc.
                      Income Fund               current income a secondary
                                                objective. Invests at least 65%
                                                of its net assets in established
                                                companies that have long-term,
                                                above-average growth in earnings
                                                and dividends and growth
                                                companies that are believed to
                                                have the potential for
                                                above-average growth in earnings
                                                and dividends.
----------------------------------------------------------------------------------------------------------------------------
HP                    American Century VP       Objective: long-term capital growth,   American Century Investment
                      Value                     with income as a secondary             Management, Inc.
                                                objective. Invests primarily in
                                                stocks of companies that management
                                                believes to be undervalued at the
                                                time of purchase.
----------------------------------------------------------------------------------------------------------------------------
HT                    Credit Suisse Warburg     Objective: capital growth. Invests     Credit Suisse Asset  Management, LLC.
                      Pincus Trust - Small      in equity securities of small U.S.
                      Company Growth Portfolio  companies which are developing or older companies in a growth
                                                stage or are providing products
                                                or services with a high unit
                                                volume growth rate.
----------------------------------------------------------------------------------------------------------------------------
HK                    FTVIPT Templeton          Objective: long-term capital           Templeton Asset Management Ltd.
                      Developing Markets        appreciation. Invests primarily in
                      Securities Fund -         emerging markets equity securities.
                      Class 1
----------------------------------------------------------------------------------------------------------------------------
HN                    Putnam VT New             Objective: long-term capital           Putnam Investment  Management, LLC.
                      Opportunities             appreciation. Invests mainly in
                      Fund-Class IA Shares      common stocks of  U.S. companies
                                                within sectors that Putnam
                                                Management believes to have high
                                                growth potential.
----------------------------------------------------------------------------------------------------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

--------------------------------------------------------------------------------
12 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments; and

-  a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 13

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-  no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum annuity start date ranges from age 85 to 95 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 95 based on the annuitant's age when the contract is issued. See contract for details.)

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "Special Surrender Provisions.")

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
   $50 per month
   $23.08 biweekly

If paying by any other method:
   $2,000 initial payment for nonqualified annuities
   $1,000 initial payment for qualified annuities
   $50 for any additional payments

Installments must total at least $600 in the first year.

* If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.

For the first year:
   $1,000,000 up to age 75
   $500,000 for ages 76 to 85
   $50,000 for ages 86 to 90

For each subsequent year:
   $100,000 up to age 85
   $50,000 for ages 86 to 90

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

--------------------------------------------------------------------------------
14 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN:

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-  a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 15

SURRENDER CHARGE

If you surrender part or all of your contract you may be subject to a surrender charge. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

                                                          SURRENDER CHARGE AS A
                                                         PERCENTAGE OF PURCHASE
                         CONTRACT YEAR                    PAYMENTS SURRENDERED
                               1-3                                 7%

                               4                                   6

                               5                                   5

                               6                                   4

                               7                                   3

                               8                                   2

                               After 8 years                       0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

      AMOUNT REQUESTED                       $1,000
  -----------------------      OR           --------  = $1,075.26
  1.00 - SURRENDER CHARGE                     .93

By applying the 7% surrender charge to $1,075.26, the surrender charge is $75.26. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

-  surrenders of any contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-  contracts settled using an annuity payout plan;

-  death benefits; and

- surrenders you make if your contract includes a "Waiver of Surrender Charges for Nursing Home Confinement" Annuity Endorsement. To the extent permitted by state law, we will include this endorsement when you are under age 76 on the date that we issue the contract. We will waive surrender charges that normally are assessed upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse (except in New Jersey) are confined to a nursing home and have been for the prior 90 days. (See your endorsement for additional conditions and restrictions on this waiver.)


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


--------------------------------------------------------------------------------
16 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your certificate.


VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-  minus any prorated contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders;

-  surrender charges; and/or

-  prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

-  mortality and expense risk fees.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 17

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number                                                                                     NUMBER
of dollars each month...                                          AMOUNT               ACCUMULATION             OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED
                                            Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low........        Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high...............         Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

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18 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)
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                                                     PROSPECTUS-- MAY 1, 2001 19

3 BY PHONE:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance


MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:

-  request that payment be wired to your bank;

-  bank account must be in the same ownership as your contract; and

-  pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   --  the NYSE is closed, except for normal holiday and weekend closings;

   --  trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   --  the SEC permits us to delay payment for the protection of security holders.
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20 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   --  you are at least age 59 1/2;

   --  you are disabled as defined in the Code;

   -- you separated from the service of the employer who purchased the contract; or

   --  the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-  surrender all or part of your contract at any time; and

-  move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

PARTICIPATION IN THE PORTLAND PUBLIC SCHOOLS TSA PROGRAM

We guarantee that your fixed account surrender value will not be less than the purchase payments (less amounts previously surrendered) provided:

-  you allocated all purchase payments only to the fixed account; and

-  you did not transfer money from the fixed account to any subaccount.

If you allocated payments to a subaccount or transferred money from the fixed account to a subaccount, the guarantee does not apply.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.
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                                                     PROSPECTUS-- MAY 1, 2001 21

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

For contracts issued in all states except Texas:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-  contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-  purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-  contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

For contracts issued in Texas:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-  purchase payments minus any surrenders; or

-  contract value.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value. If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-  payouts begin no later than one year after your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


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22 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


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                                                     PROSPECTUS-- MAY 1, 2001 23

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.18% and 6.68% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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24 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.


SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities); or

-  if the payout is a 457 plan distribution.


For qualified annuities under 401(a), 401(k) plans or TSAs, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.



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                                                     PROSPECTUS-- MAY 1, 2001 25

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, SIMPLE IRA, or Section 457 plan), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more; or

-  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


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26 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change,

-  the existing funds become unavailable, or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-  change the funds in which the subaccounts invest, and

-  make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER


IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 advisors.


IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 27

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


--------------------------------------------------------------------------------
28 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information ..................................3

Calculating Annuity Payouts ..............................6

Rating Agencies ..........................................7

Principal Underwriter ....................................8

Independent Auditors .....................................8

Financial Statements


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 29

IDS LIFE INSURANCE COMPANY [AMERICAN EXPRESS LOGO-Registered Trademark-]
70100 AXP Financial Center                                     PRSRT STD AUTO
Minneapolis, MN 55474                                           U.S. POSTAGE
(800) 862-7919                                                      PAID
                                                                  AMERICAN
americanexpress.com                                                EXPRESS


S-6161 H (5/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                       IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

                          IDS Life Variable Account 10


                                   May 1, 2001


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial advisor, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
800-862-7919




S-6161-20 H (5/01)

IDS Life Flexible Portfolio Annuity
IDS Life Variable Account 10


                                TABLE OF CONTENTS

Performance Information.....................................................p. 3

Calculating Annuity Payouts.................................................p. 6

Rating Agencies.............................................................p. 8

Principal Underwriter.......................................................p. 8

Independent Auditors........................................................p. 8

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                          P(1+T)to the power of n = ERV

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return With Surrender For Periods Ending Dec. 31, 2000

                                                          Performance since
                                                         commencement of the                    Performance since
                                                             subaccount                    commencement of the fund(a)
                                                                       Since                                         Since
 Subaccount    Investing In:                            1 Year     commencement     1 Year   5 Years   10 Years   commencement
-----------    ---------------------------             --------    -------------   --------  --------  ---------  ------------
               AXP(R) VARIABLE PORTFOLIO -
  HS             Bond Fund (3/96; 10/81)(b)             (2.94%)         2.66%        (2.94%)    2.62%     6.92%        --%
  HC             Capital Resource Fund (3/96;          (25.53)          8.57        (25.53)     9.07     11.81         --
                 10/81)
  HM             Cash Management Fund (3/96;            (2.52)          2.92         (2.52)     2.96      3.36         --
                 10/81)
  HV             Extra Income Fund (5/96; 5/96)        (17.48)         (0.22)       (17.48)      --        --        (0.22)
  HY             Global Bond Fund (5/96; 5/96)          (5.07)          1.57         (5.07)      --        --         1.57
  HI             International Fund (3/96; 1/92)       (32.90)          4.90        (32.90)     5.17       --         6.93
  HD             Managed Fund (3/96; 4/86)             (10.55)         10.21        (10.55)    10.59     11.49         --
  HG             New Dimensions Fund(R)(5/96; 5/96)    (17.25)         15.63        (17.25)      --        --        15.63
  HA             Strategy Aggressive Fund (3/96;       (27.08)         10.21        (27.08)    11.13       --        10.91
                 1/92)
               AIM V. I.
  HW             Growth and Income Fund (3/96;         (22.66)         14.37        (22.66)    15.12       --        15.97
                 5/94)
               AMERICAN CENTURY VP
  HP             Value (5/96; 5/96)                      9.64          10.40          9.64       --        --        10.40
               CREDIT SUISSE WARBURG PINCUS TRUST
  HT             Small Company Growth Portfolio        (26.17)          9.61        (26.17)    10.02       --        13.69
                 (3/96; 6/95)
               FRANKLIN TEMPLETON VIP TRUST
  HK             Templeton Developing Markets          (39.65)        (14.49)       (39.65)      --        --       (14.48)
                 Securities Fund - Class 1 (3/96;
                 3/96)(c)
               PUTNAM VARIABLE TRUST
  HN             Putnam VT New Opportunities Fund      (34.05)         13.13        (34.05)    14.10       --        18.01
                 - Class IA Shares (3/96; 5/94)

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense risk fee and applicable surrender charges. Premium taxes are not reflected in these total returns.
b (Commencement date of the subaccount; Commencement date of the fund) c Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets
  Fund.


Average Annual Total Return Without Surrender For Periods Ending Dec. 31, 2000

                                                          Performance since
                                                         commencement of the                    Performance since
                                                             subaccount                    commencement of the fund(a)
                                                                     Since                                          Since
 Subaccount    Investing In:                            1 Year     commencement     1 Year   5 Years   10 Years   commencement
-----------    ---------------------------             --------    -------------   --------  --------  ---------  ------------
               AXP(R) VARIABLE PORTFOLIO -
  HS             Bond Fund (3/96; 10/81)(b)              4.06%          3.59%         4.06%     3.50%     6.92%        --%
  HC             Capital Resource Fund (3/96;          (18.53)          9.32        (18.53)     9.77     11.81         --
                 10/81)
  HM             Cash Management Fund (3/96;             4.48           3.83          4.48      3.84      3.36         --
                 10/81)
  HV             Extra Income Fund (5/96; 5/96)        (10.48)          0.84        (10.48)      --        --         0.84
  HY             Global Bond Fund (5/96; 5/96)           1.93           2.57          1.93       --        --         2.57
  HI             International Fund (3/96; 1/92)       (25.90)          5.75        (25.90)     5.97       --         6.93
  HD             Managed Fund (3/96; 4/86)              (3.55)         10.91         (3.55)    11.25     11.49         --
  HG             New Dimensions Fund(R)(5/96; 5/96)    (10.25)         16.26        (10.25)      --        --        16.26
  HA             Strategy Aggressive Fund (3/96;       (20.08)         10.92        (20.08)    11.78       --        10.91
                 1/92)
               AIM V. I.
  HW             Growth and Income Fund (3/96;         (15.66)         14.98        (15.66)    15.69       --        16.16
                 5/94)
               AMERICAN CENTURY VP
  HP             Value (5/96; 5/96)                     16.64          11.14         16.64       --        --        11.14
               CREDIT SUISSE WARBURG PINCUS TRUST
  HT             Small Company Growth Portfolio        (19.17)         10.33        (19.17)    10.69       --        14.09
                 (3/96; 6/95)
               FRANKLIN TEMPLETON VIP TRUST
  HK             Templeton Developing Markets          (32.65)        (12.68)       (32.65)      --        --       (12.67)
                 Securities Fund - Class 1 (3/96;
                 3/96)(c)
               PUTNAM VARIABLE TRUST
  HN             Putnam VT New Opportunities Fund      (27.05)         13.77        (27.05)    14.68       --        18.18
                 - Class IA Shares (3/96; 5/94)


a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense risk fee and applicable surrender charges. Premium taxes are not reflected in these total returns.
b (Commencement date of the subaccount; Commencement date of the fund) c Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets
  Fund.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                    ERV - P
                                    -------
                                       P


where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)  raising the base period return to the power of 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o the effect of any applicable surrender charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.




Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000




Subaccount          Investing In:                                             Simple Yield              Compound Yield
----------          -------------                                             ------------              --------------
HM                  AXP(R) Variable Portfolio - Cash Management Fund                4.66%                     4.77%



Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                 d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount      Investing in:                                         Yield
----------      -------------                                         -----
    HS          AXP(R) Variable Portfolio - Bond Fund                   6.98%
    HV          AXP(R) Variable Portfolio - Extra Income Fund          10.39
    HY          AXP(R) Variable Portfolio - Global Bond Fund            0.00


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best            A+ (Superior)

    Duff & Phelps               AAA

       Moody's            Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life's General Account and reflects IDS Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last three years aggregated total $18,285,051, $19,812,217, and $17,936,810, respectively.

Commissions we paid for the last three years aggregated total $56,849,306, $21,517,281, and $17,634,855, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS Life Variable Account 10 - Flexible Portfolio Annuity

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 Flexible Portfolio Annuity (comprised of subaccounts HS, HC, HM, HV, HY, HI, HD, HG, HA, HW, HP, HT, HK and HN) as of December 31, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - Flexible Portfolio Annuity at December 31, 2000, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


IDS Life Variable Account 10 -- Flexible Portfolio Annuity

Statements of Net Assets
December 31, 2000

                                                                     Segregated Asset Subaccounts
Assets                                 HS            HC             HM             HV          HY            HI             HD
Investments in shares of
mutual funds and portfolios:
  at cost                         $ 261,831,356 $ 357,181,021 $ 144,239,407 $ 328,167,806 $ 87,713,978 $ 387,674,781  $ 519,122,067
                                  ------------- ------------- ------------- ------------- ------------ -------------  -------------
  at market value                 $ 239,379,113 $ 325,021,386 $ 144,209,180 $ 239,574,416 $ 83,197,826 $ 306,026,515  $ 500,345,613
Dividends receivable                  1,368,146            --       681,778     2,044,031           --            --             --
Accounts receivable from
IDS Life for contract purchase
payments                                     --            --            --            --           --            --             --
Receivable from mutual
funds and portfolios for share
redemptions                                  --            --            --            --           --            --             --
                                        -------        ------         -----          ----      -------        ------         ------
Total assets                        240,747,259   325,021,386   144,890,958   241,618,447   83,197,826   306,026,515    500,345,613
                                    -----------   -----------   -----------   -----------   ----------   -----------    -----------

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee        237,736       321,873       142,535       239,937       82,534       302,246        495,894
  Contract terminations                      --            --            --            --           --            --             --
Payable to mutual funds and
portfolios for investments
purchased                                12,903        67,536        97,619       108,809          829        88,028         53,165
                                         ------        ------        ------       -------          ---        ------         ------
Total liabilities                       250,639       389,409       240,154       348,746       83,363       390,274        549,059
                                        -------       -------       -------       -------       ------       -------        -------
Net assets applicable to
contracts in accumulation period    238,709,549   322,618,371   144,476,774   240,043,332   82,871,269   304,738,309    495,232,099
Net assets applicable to contracts
in payment period                     1,787,071     2,013,606       174,030     1,226,369      243,194       897,932      4,564,455
                                      ---------     ---------       -------     ---------      -------       -------      ---------
Total net assets                  $ 240,496,620 $ 324,631,977 $ 144,650,804 $ 241,269,701 $ 83,114,463 $ 305,636,241  $ 499,796,554
                                  ------------- ------------- ------------- ------------- ------------ -------------  -------------
Accumulation units outstanding      201,384,706   208,656,737   120,294,961   230,446,613   73,485,939   232,235,359    299,516,945
                                    -----------   -----------   -----------   -----------   ----------   -----------    -----------
Net asset value per accumulation
unit                                     $ 1.19        $ 1.55        $ 1.20        $ 1.04       $ 1.13        $ 1.31         $ 1.65
                                         ------        ------        ------        ------       ------        ------         ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- Flexible Portfolio Annuity

Statements of Net Assets
December 31, 2000

                                                     Segregated Asset Subaccounts
                                                                                                                        Combined
                                                                                                                        Variable
Assets                      HG            HA           HW           HP           HT           HK           HN            Account
Investments in shares
of mutual funds and
portfolios:
  at cost            $1,208,445,372 $420,209,785  $ 818,154,389 $229,627,301 $517,149,991 $251,356,393 $743,213,088  $6,274,086,735
                     -------------- ------------  ------------- ------------ ------------ ------------ ------------  --------------
  at market value    $1,468,845,844 $335,178,668 $1,008,946,484 $244,844,926 $530,350,577 $167,770,572 $906,823,421  $6,500,514,541
                     -------------- ------------ -------------- ------------ ------------ ------------ ------------  --------------
Dividends receivable             --           --             --           --  118,115,622           --           --     122,209,577
Accounts
receivable from IDS
Life for contract
purchase payments           183,596       51,969         51,469           --      146,116           --      220,726         653,876
Receivable from
mutual funds
and portfolios for share
redemptions                      --           --      1,016,878      273,486      546,477      211,501      926,946       2,975,288
                            -------      -------      ---------      -------      -------      -------      -------       ---------
Total assets          1,469,029,440  335,230,637  1,010,014,831  245,118,412  649,158,792  167,982,073  907,971,093   6,626,353,282
                      -------------  -----------  -------------  -----------  -----------  -----------  -----------   -------------

Liabilities
Payable to IDS
Life for:
  Mortality and
  expense risk fee        1,452,814      329,853      1,016,878      242,905      546,477      166,621      926,946       6,505,249
  Contract
  terminations                   --           --             --       30,581           --       44,880           --          75,461
Payable to mutual
funds and portfolios
for investments
purchased                        --           --         51,469           --  118,261,738           --      220,726     118,962,822
                           --------       ------         ------       ------  -----------      -------      -------     -----------
Total liabilities         1,452,814      329,853      1,068,347      273,486  118,808,215      211,501    1,147,672     125,543,532
                          ---------      -------      ---------      -------  -----------      -------    ---------     -----------
 Net assets
 applicable to
contracts in
accumulation period   1,459,913,318  333,454,675  1,006,577,703  244,454,510  529,708,768  167,687,375  904,946,719   6,475,432,771
                      -------------  -----------  -------------  -----------  -----------  -----------  -----------   -------------
Net assets
applicable to contracts
in payment period         7,663,308    1,446,109      2,368,781      390,416      641,809       83,197    1,876,702      25,376,979
                          ---------    ---------      ---------      -------      -------       ------    ---------      ----------
Total net assets      1,467,576,626 $334,900,784 $1,008,946,484 $244,844,926 $530,350,577 $167,770,572 $906,823,421  $6,500,809,750
                      ------------- ------------ -------------- ------------ ------------ ------------ ------------  --------------
Accumulation units
outstanding             721,744,292  200,011,322    512,650,098  149,073,899  329,182,587  321,419,979  485,027,690
                        -----------  -----------    -----------  -----------  -----------  -----------  -----------
Net asset value per
accumulation unit            $ 2.02       $ 1.67         $ 1.96       $ 1.64       $ 1.61       $ 0.52       $ 1.87
                             ------       ------         ------       ------       ------       ------       ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- Flexible Portfolio Annuity

Statements of Operations
Year ended December 31, 2000

                                                  Segregated Asset Subaccounts
Investment income                     HS            HC            HM            HV            HY             HI             HD
Dividend income from mutual
funds and portfolios              $17,571,697  $ 36,800,624  $ 10,608,195  $ 29,671,822  $ 2,356,166   $ 62,395,112   $ 43,976,104
Mortality and expense risk fee      3,139,192     4,677,295     2,347,266     3,484,427    1,075,326      4,234,431      6,523,004
                                    ---------     ---------     ---------     ---------    ---------      ---------      ---------
Investment income (loss) - net     14,432,505    32,123,329     8,260,929    26,187,395    1,280,840     58,160,681     37,453,100
                                   ----------    ----------     ---------    ----------    ---------     ----------     ----------

Realized and unrealized
gain (loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales              70,919,060    26,685,936   215,298,784    69,331,130   18,188,457     18,642,010     39,821,751
  Cost of investments sold         78,510,914    23,132,817   215,155,463    84,643,431   19,910,566     17,253,939     37,199,904
                                   ----------    ----------   -----------    ----------   ----------     ----------     ----------
Net realized gain (loss)
on investments                     (7,591,854)    3,553,119       143,321   (15,312,301)  (1,722,109)     1,388,071      2,621,847
Net change in unrealized
appreciation or depreciation
of investments                      2,601,976  (109,626,358)      (30,306)  (40,563,416)   1,735,176   (162,230,411)   (58,184,372)
                                    ---------  ------------       -------   -----------    ---------   ------------    -----------
Net gain (loss) on investments     (4,989,878) (106,073,239)      113,015   (55,875,717)      13,067   (160,842,340)   (55,562,525)
                                   ----------  ------------       -------   -----------       ------   ------------    -----------
Net increase (decrease) in net
assets resulting from
operations                         $9,442,627  $(73,949,910)  $ 8,373,944 $ (29,688,322) $ 1,293,907 $ (102,681,659) $ (18,109,425)
                                   ----------  ------------   ----------- -------------  ----------- --------------  -------------

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- Flexible Portfolio Annuity

Statements of Operations
Year ended December 31, 2000

                                                            Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Investment income          HG            HA            HW          HP           HT           HK             HN             Account
Dividend income
from mutual
funds and
portfolios           $l09,181,255 $ 111,764,043 $ 31,606,418 $ 9,869,212 $ 118,115,622 $ 2,269,335    $ 95,708,275    $ 681,893,880
Mortality and
expense risk fee       19,677,478     4,885,155   14,309,705   2,715,043     7,874,377   2,555,328      14,951,543       92,449,570
                       ----------     ---------   ----------   ---------     ---------   ---------      ----------       ----------
Investment income
(loss) - net           89,503,777   106,878,888   17,296,713   7,154,169   110,241,245    (285,993)     80,756,732      589,444,310
                       ----------   -----------   ----------   ---------   -----------    --------      ----------      -----------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain
(loss) on sales of
investments in
mutual funds
and portfolios:
  Proceeds
  from sales           35,356,047   10,016,614    14,070,403  21,015,198    19,878,074   17,662,304     31,677,889      608,563,657
  Cost of
  investments
  sold                 24,097,232    7,227,070     9,552,109  23,411,460    11,896,708   21,624,119     18,883,672      592,499,404
                       ----------    ---------     ---------  ----------    ----------   ----------     ----------      -----------
Net realized
gain (loss) on
investments            11,258,815    2,789,544     4,518,294  (2,396,262)    7,981,366   (3,961,815)    12,794,217       16,064,253
Net change in
unrealized
appreciation or
depreciation
of investments       (268,262,337)(196,744,627) (207,687,839) 29,895,627  (243,788,384) (79,061,457)  (430,455,411)  (1,762,402,139)
                     ------------ ------------  ------------  ----------  ------------  -----------   ------------   --------------
Net gain (loss)
on investments       (257,003,522)(193,955,083) (203,169,545) 27,499,365  (235,807,018) (83,023,272)  (417,661,194)  (1,746,337,886)
                     ------------ ------------  ------------  ----------  ------------  -----------   ------------   --------------
Net increase
(decrease) in net
assets resulting
from operations     $(167,499,745)$(87,076,195)$(185,872,832)$34,653,534 $(125,565,773)$(83,309,265) $(336,904,462) $(1,156,893,576)
                    ------------- ------------ ------------- ----------- ------------- ------------  -------------  ---------------

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- Flexible Portfolio Annuity

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                           HS            HC              HM             HV            HY            HI             HD
Investment income (loss) - net $ 14,432,505   $ 32,123,329    $ 8,260,929   $ 26,187,395   $ 1,280,840  $ 58,160,681   $ 37,453,100
Net realized gain (loss)
on investments                   (7,591,854)     3,553,119        143,321    (15,312,301)   (1,722,109)    1,388,071      2,621,847
Net change in unrealized
appreciation or depreciation
of investments                    2,601,976   (109,626,358)       (30,306)   (40,563,416)    1,735,176  (162,230,411)   (58,184,372)
                                  ---------   ------------        -------    -----------     ---------  ------------    -----------
Net increase (decrease) in
net assets resulting from
operations                        9,442,627    (73,949,910)     8,373,944    (29,688,322)    1,293,907  (102,681,659)   (18,109,425)
                                  ---------    -----------      ---------    -----------     ---------  ------------    -----------

Contract transactions
Contract purchase payments       10,092,937     16,256,440     19,314,620      8,997,835     2,564,827    15,460,067     23,221,213
Net transfers(1)                (51,319,777)     1,026,525   (165,445,296)   (44,481,278)  (12,503,992)   38,937,236     (2,954,759)
Transfers for policy loans           91,712        163,904        425,809         68,791        17,022       144,934        231,308
Annuity payments                   (154,908)      (196,675)        (2,733)      (107,323)      (19,495)      (89,651)      (422,801)
Contract charges                    (66,250)      (183,449)       (41,708)       (62,474)      (17,608)     (124,924)      (270,962)
Contract terminations:
  Surrender benefits             (9,690,355)   (15,353,464)   (15,037,271)   (10,413,646)   (3,288,396)  (12,991,946)   (19,682,783)
  Death benefits                 (4,170,846)    (3,350,194)    (2,476,236)    (3,404,366)     (940,206)   (2,204,169)    (6,009,560)
                                 ----------     ----------     ----------     ----------      --------    ----------     ----------
Increase (decrease) from
contract transactions           (55,217,487)    (1,636,913)  (163,262,815)   (49,402,461)  (14,187,848)   39,131,547     (5,888,344)
                                -----------     ----------   ------------    -----------   -----------    ----------     ----------
Net assets at beginning
of year                         286,271,480    400,218,800    299,539,675    320,360,484    96,008,404   369,186,353    523,794,323
                                -----------    -----------    -----------    -----------    ----------   -----------    -----------
Net assets at end of year     $ 240,496,620  $ 324,631,977  $ 144,650,804  $ 241,269,701  $ 83,114,463 $ 305,636,241  $ 499,796,554
                              -------------  -------------  -------------  -------------  ------------ -------------  -------------

Accumulation unit activity
Units outstanding at
beginning of year               250,109,104    209,893,399    260,559,293    274,431,993    86,622,176   207,989,999    303,241,500
Contract purchase payments        8,906,047      9,093,193     17,503,366      7,980,324     2,368,788     9,960,065     13,546,976
Net transfers(1)                (45,188,330)       456,149   (142,142,137)   (39,561,773)  (11,557,889)   24,262,148     (1,706,765)
Transfers for policy loans           79,914         91,810        363,586         61,662        15,731        95,384        134,069
Contract charges                    (58,141)      (103,325)       (36,369)       (56,097)      (16,326)      (82,396)      (157,617)
Contract terminations:
  Surrender benefits             (8,453,518)    (8,555,560)   (13,781,935)    (9,235,609)   (3,009,381)   (8,400,828)   (11,941,432)
  Death benefits                 (4,010,370)    (2,218,929)    (2,170,843)    (3,173,887)     (937,160)   (1,589,013)    (3,599,786)
                                 ----------     ----------     ----------     ----------      --------    ----------     ----------
Units outstanding at
end of year                     201,384,706    208,656,737    120,294,961    230,446,613    73,485,939   232,235,359    299,516,945
                                -----------    -----------    -----------    -----------    ----------   -----------    -----------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to)IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- Flexible Portfolio Annuity

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Operations               HG            HA             HW            HP            HT            HK             HN          Account
Investment income
(loss) - net        $ 89,503,777 $ 106,878,888  $ 17,296,713   $ 7,154,169 $ 110,241,245   $ (285,993)  $ 80,756,732  $ 589,444,310
Net realized
gain (loss)
on investments        11,258,815     2,789,544     4,518,294    (2,396,262)    7,981,366   (3,961,815)    12,794,217     16,064,253
Net change
in unrealized
appreciation or
depreciation of
investments         (268,262,337) (196,744,627) (207,687,839)   29,895,627  (243,788,384) (79,061,457)  (430,455,411) 1,762,402,139)
                    ------------  ------------  ------------    ----------  ------------  -----------   ------------  -------------
Net increase
(decrease) in
net assets
resulting from
operations          (167,499,745)  (87,076,195) (185,872,832)   34,653,534  (125,565,773) (83,309,265)  (336,904,462)(1,156,893,576)
                    ------------   -----------  ------------    ----------  ------------  -----------   ------------ --------------

Contract transactions
Contract
purchase payments     82,428,301    16,988,513    56,461,285    12,163,502    23,316,825    13,471,501    54,521,954    355,259,820
Net transfers(1)     118,180,224    70,294,180    72,712,230   (14,796,017)   34,483,785    (6,890,169)   85,015,373    122,258,265
Transfers for
policy loans             793,667       158,598       490,868       123,692       205,458       159,810       508,966      3,584,539
Annuity payments        (812,882)     (153,279)     (256,582)      (25,305)      (74,069)      (18,724)     (239,631)    (2,574,058)
Contract charges        (901,987)     (177,687)     (538,298)      (94,305)     (231,238)     (104,999)     (564,218)    (3,380,107)
Contract terminations:
  Surrender benefits (58,839,791)  (16,088,329)  (43,839,951)   (8,720,828)  (26,126,910)   (8,795,369)  (51,209,216)  (300,078,255)
  Death benefits     (11,255,826)   (2,221,751)   (7,098,287)   (1,472,840)   (3,463,035)     (999,045)   (6,205,706)   (55,272,067)
                     -----------    ----------    ----------    ----------    ----------      --------    ----------    -----------
Increase (decrease)
from contract
transactions         129,591,706    68,800,245    77,931,265   (12,822,101)   28,110,816    (3,176,995)   81,827,522    119,798,137
                     -----------    ----------    ----------   -----------    ----------    ----------    ----------    -----------
Net assets at
beginning of year  1,505,484,665   353,176,734 1,116,888,051   223,013,493   627,805,534   254,256,832 1,161,900,361  7,537,905,189
                   -------------   ----------- -------------   -----------   -----------   ----------- -------------  -------------
Net assets at
end of year      $ 1,467,576,626 $ 334,900,784$1,008,946,484 $ 244,844,926 $ 530,350,577 $ 167,770,572 $ 906,823,421$ 6,500,809,750
                 --------------- --------------------------- ------------- ------------- ------------- ----------------------------

Accumulation
unit activity
Units outstanding at
beginning of year    665,148,782   168,750,494   478,867,610   158,506,664   315,150,035   328,299,661   453,721,633
Contract purchase
payments              36,509,542     8,061,805    24,660,963     8,839,498    11,899,794    21,068,449    21,458,620
Net transfers(1)      52,062,728    32,100,740    31,471,440   (10,815,385)   17,026,701   (12,810,044)   32,333,281
Transfers for
policy loans             351,032        74,373       212,800        88,459       106,748       255,133       199,665
Contract charges        (400,421)      (85,679)     (235,145)      (67,441)     (121,096)     (168,708)     (221,830)
Contract terminations:
  Surrender benefits (26,713,867)   (7,492,078)  (19,059,220)   (6,311,086)  (12,999,105)  (13,610,538)  (19,927,374)
  Death benefits      (5,213,504)   (1,398,333)   (3,268,350)   (1,166,810)   (1,880,490)   (1,613,974)   (2,536,305)
                      ----------    ----------    ----------    ----------    ----------    ----------    ----------
Units outstanding
at end of year       721,744,292   200,011,322   512,650,098   149,073,899   329,182,587   321,419,979   485,027,690
                     -----------   -----------   -----------   -----------   -----------   -----------   -----------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to)IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- Flexible Portfolio Annuity

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                      Segregated Asset Subaccounts
Operations                         HS              HC              HM             HV            HY             HI             HD
Investment income
(loss) - net                  $ 16,493,998   $ 31,955,742    $ 9,725,083   $ 27,172,342   $ 3,423,639   $ 43,729,130   $ 27,250,490
Net realized gain (loss)
on investments                  (3,840,405)       974,656         (1,011)    (3,599,774)     (398,626)       802,159        324,388
Net change in unrealized
appreciation or depreciation
of investments                 (11,555,134)    36,555,371         (1,992)    (9,463,034)   (8,780,206)    63,690,627     31,148,773
                               -----------     ----------         ------     ----------    ----------     ----------     ----------
Net increase (decrease)
in net assets resulting
from operations                  1,098,459     69,485,769      9,722,080     14,109,534    (5,755,193)   108,221,916     58,723,651
                                 ---------     ----------      ---------     ----------    ----------    -----------     ----------

Contract transactions
Contract purchase payments      85,245,454     50,751,055    293,474,172     51,068,284    10,910,417     34,999,340     79,146,040
Net transfers(1)               (62,263,017)    25,240,035   (220,525,883)   (18,650,371)   (4,410,712)    28,331,333     37,660,959
Transfers for policy loans          67,321        111,495        331,737         34,105        15,076         58,986        157,849
Annuity payments                  (124,432)      (135,761)        (1,013)       (96,654)      (18,332)       (66,033)      (263,125)
Contract charges                   (76,917)      (190,631)       (46,604)       (79,289)      (23,786)      (126,360)      (274,413)
Contract terminations:
  Surrender benefits            (9,014,677)   (10,831,809)   (12,301,416)    (9,088,845)   (3,054,152)    (8,227,762)   (14,070,743)
  Death benefits                (3,678,336)    (2,860,932)    (2,978,895)    (3,404,363)     (951,537)    (1,457,618)    (4,109,081)
                                ----------     ----------     ----------     ----------      --------     ----------     ----------
Increase (decrease)
from contract transactions      10,155,396     62,083,452     57,952,098     19,782,867     2,466,974     53,511,886     98,247,486
                                ----------     ----------     ----------     ----------     ---------     ----------     ----------
Net assets at beginning
of year                        275,017,625    268,649,579    231,865,497    286,468,083    99,296,623    207,452,551    366,823,186
                               -----------    -----------    -----------    -----------    ----------    -----------    -----------
Net assets at end of year    $ 286,271,480  $ 400,218,800  $ 299,539,675  $ 320,360,484  $ 96,008,404  $ 369,186,353  $ 523,794,323
                             -------------  -------------  -------------  -------------  ------------  -------------  -------------

Accumulation unit activity
Units outstanding at
beginning of year              241,799,737    172,450,549    208,621,603    257,989,888    84,640,404    168,173,195    241,551,076
Contract purchase payments      77,993,009     31,675,404    273,268,948     45,378,689    10,278,891     27,447,010     51,838,991
Net transfers(1)               (55,055,372)    15,422,629   (195,238,174)   (16,233,563)   (3,994,289)    20,835,256     24,137,854
Transfers for policy loans          59,629         67,751        293,276         29,662        13,385         43,188        100,117
Contract charges                   (68,182)      (116,220)       (42,117)       (69,105)      (21,139)       (94,161)      (175,755)
Contract terminations:
  Surrender benefits           (10,577,693)    (7,356,597)   (23,657,467)    (9,010,536)   (3,354,181)    (7,088,492)   (10,182,585)
  Death benefits                (4,042,024)    (2,250,117)    (2,686,776)    (3,653,042)     (940,895)    (1,325,997)    (4,028,198)
                                ----------     ----------     ----------     ----------      --------     ----------     ----------
Units outstanding at
end of year                    250,109,104    209,893,399    260,559,293    274,431,993    86,622,176    207,989,999    303,241,500
                               -----------    -----------    -----------    -----------    ----------    -----------    -----------

(1)Includes transfer activity from (to) other subaccounts and transfers from (to)IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 -- Flexible Portfolio Annuity

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Operations                  HG         HA              HW           HP            HT           HK            HN            Account
Investment income
(loss) - net            $ 802,819 $ 21,914,930     $ (934,530) $17,893,058  $ 12,642,075  $ (217,258)    $ (708,832)  $ 211,142,686
Net realized gain
(loss) on investments   2,006,654      337,755      1,571,640     (200,605)    1,129,215   (4,058,212)     2,499,035     (2,453,131)
Net change in
unrealized appreciation
or depreciation or
investments           322,126,265  119,222,421    251,956,203  (24,603,096)  235,023,114   88,011,719    452,433,813  1,545,764,844
                      -----------  -----------    -----------  -----------   -----------   ----------    -----------  -------------
Net increase
(decrease)
in net assets
resulting from
operations            324,935,738  141,475,106    252,593,313   (6,910,643)  248,794,404   83,736,249    454,224,016  1,754,454,399
                      -----------  -----------    -----------   ----------   -----------   ----------    -----------  -------------

Contract transactions
Contract
purchase payments     211,840,546   25,684,389    153,988,714   36,451,287    46,946,102   25,894,137    107,806,161  1,214,206,098
Net transfers(1)      183,586,469   10,392,187    133,750,776   10,764,512    12,620,173   (4,572,583)    62,014,272    193,938,150
Transfers for
policy loans              448,367       92,662        331,088       79,745       139,445      200,228        319,887      2,387,991
Annuity payments         (443,477)     (71,694)      (144,146)     (18,120)      (39,337)     (14,854)      (119,184)    (1,556,162)
Contract charges         (747,130)    (149,482)      (466,096)    (116,478)     (214,030)    (141,110)      (484,546)    (3,136,872)
Contract terminations:
  Surrender benefits  (32,741,772)  (7,820,581)   (25,024,870)  (6,144,799)  (11,613,472)  (6,062,645)   (25,166,328)  (181,163,871)
  Death benefits       (7,502,566)  (1,205,083)    (4,940,346)  (1,472,350)   (2,116,569)    (972,305)    (3,343,083)   (40,993,064)
                       ----------   ----------     ----------   ----------    ----------     --------     ----------    -----------
Increase (decrease)
from contract
transactions          354,440,437   26,922,398    257,495,120   39,543,797    45,722,312   14,330,868    141,027,179  1,183,682,270
                      -----------   ----------    -----------   ----------    ----------   ----------    -----------  -------------
Net assets at
beginning of year     826,108,490  184,779,230    606,799,618  190,380,339   333,288,818  156,189,715    566,649,166  4,599,768,520
                      -----------  -----------    -----------  -----------   -----------  -----------    -----------  -------------
Net assets at
end of year       $ 1,505,484,665 $353,176,734 $1,116,888,051 $223,013,493  $627,805,534 $254,256,832 $1,161,900,361 $7,537,905,189
                  --------------- ------------ -------------- ------------  ------------ ------------ -------------- --------------

Accumulation unit
activity
Units outstanding
at beginning of year  476,734,956   149,270,858    345,291,409   132,532,152    279,474,900   306,456,028     370,336,259
Contract purchase
payments              116,392,660    20,304,519     82,122,573    24,911,581     38,615,961    42,668,615      65,246,967
Net transfers(1)       98,131,167     6,759,912     69,524,114     6,799,845      8,627,854    (8,779,232)     35,963,588
Transfers for
policy loans              236,595        69,301        170,563        54,099        109,125       317,562         183,400
Contract charges         (399,105)     (112,568)      (241,741)      (79,333)      (168,573)     (227,258)       (282,474)
Contract terminations:
  Surrender benefits  (19,951,517)   (6,401,381)   (14,649,074)   (4,614,848)    (9,658,081)  (10,427,886)    (15,304,034)
  Death benefits       (5,995,974)   (1,140,147)    (3,350,234)   (1,096,832)    (1,851,151)   (1,708,168)     (2,422,073)
                       ----------    ----------     ----------    ----------     ----------    ----------      ----------
Units outstanding
at end of year        665,148,782   168,750,494    478,867,610   158,506,664    315,150,035   328,299,661     453,721,633
                      -----------   -----------    -----------   -----------    -----------   -----------     -----------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to)IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - Flexible Portfolio Annuity

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company
(IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the
Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R)
Variable  Portfolio - Global Bond Fund and Credit  Suisse  Warburg  Pincus Trust
Small Company Growth Portfolio), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                        Investment Manager
---------------- ------------------------------------------------------  ------------------------------------------------
HS               AXP(R)Variable Portfolio - Bond Fund                    IDS Life Insurance Company 1
HC               AXP(R)Variable Portfolio - Capital Resource Fund        IDS Life Insurance Company 1
HM               AXP(R)Variable Portfolio - Cash Management Fund         IDS Life Insurance Company 1
HV               AXP(R)Variable Portfolio - Extra Income Fund            IDS Life Insurance Company 1
HY               AXP(R)Variable Portfolio - Global Bond Fund             IDS Life Insurance Company 1
HI               AXP(R)Variable Portfolio - International Fund           IDS Life Insurance Company 2
HD               AXP(R)Variable Portfolio - Managed Fund                 IDS Life Insurance Company 1
HG               AXP(R)Variable Portfolio - New Dimensions Fund(R)       IDS Life Insurance Company 1
HA               AXP(R)Variable Portfolio - Strategy Aggressive Fund     IDS Life Insurance Company 1
HW               AIM V.I. Growth and Income Fund                         A I M Advisors Inc.
HP               American Century VP Value                               American Century Investment Management, Inc.
HT               Credit Suisse Warburg Pincus Trust - Small Company      Credit Suisse Asset Management, LLC
                 Growth Portfolio
HK               FTVIPT Templeton Developing Markets Securities Fund     Templeton Asset Management, LLC
                 - Class 1
HN               Putnam VT New Opportunities Fund - Class IA Shares      Putnam Investment Management, LLC
---------------- ------------------------------------------------------  ------------------------------------------------

1  American Express Financial Corporation (AEFC) is the investment adviser.
2  AEFC  is  the  investment   adviser.   American   Express  Asset   Management International, Inc. is the sub-investment adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. CONTRACT ADMINISTRATIVE CHARGES

An annual  charge of $30 is deducted  from the contract  value of each  Flexible
Portfolio Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by IDS Life. The deduction is allocated to the subaccounts on a pro-rata basis. If the contract value or total purchase payments (less any payments surrendered) equals or exceeds $25,000 on the contract anniversary, the charge is waived. The charge cannot be increased and does not apply after annuity payouts begin.

5. SURRENDER CHARGE

There are surrender charges for all purchase payments surrendered in the first eight contract years. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $18,285,051 in 2000 and $19,812,217 in 1999. Such charges are not treated as a separate expense of the subaccounts or account. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount        Investment                                                          Shares          NAV
----------------- ---------------------------------------------------------------- -------------- ------------
HS                AXP(R)Variable Portfolio - Bond Fund                                23,089,987     $10.37
HC                AXP(R)Variable Portfolio - Capital Resource Fund                    12,231,680      26.57
HM                AXP(R)Variable Portfolio - Cash Management Fund                    144,257,628       1.00
HV                AXP(R)Variable Portfolio - Extra Income Fund                        34,262,173       6.99
HY                AXP(R)Variable Portfolio - Global Bond Fund                          8,544,685       9.74
HI                AXP(R)Variable Portfolio - International Fund                       26,612,228      11.50
HD                AXP(R)Variable Portfolio - Managed Fund                             28,298,448      17.68
HG                AXP(R)Variable Portfolio - New Dimensions Fund(R)                   76,447,611      19.21
HA                AXP(R)Variable Portfolio - Strategy Aggressive Fund                 26,893,197      12.46
HW                AIM V.I. Growth and Income Fund                                     38,524,112      26.19
HP                American Century VP Value                                           36,708,385       6.67
HT                Credit Suisse Warburg Pincus Trust - Small Company Growth           31,795,598      16.68
                  Portfolio
HK                FTVIPT Templeton Developing Markets Securities Fund - Class 1       31,956,299       5.25
HN                Putnam VT New Opportunities Fund - Class IA Shares                  30,338,689      29.89
----------------- ---------------------------------------------------------------- -------------- ------------

7. INVESTMENT TRANSACTIONS

The  subaccounts'  purchases of the Funds'  shares,  including  reinvestment  of dividend distributions, were as follows:
                                                                                             Year ended Dec. 31,
Subaccount        Investment                                                              2000                 1999
----------------- ---------------------------------------------------------------- ------------------- ------------------
HS                AXP(R)Variable Portfolio - Bond Fund                                $ 30,231,872        $ 71,567,728
HC                AXP(R)Variable Portfolio - Capital Resource Fund                      57,175,111         100,529,040
HM                AXP(R)Variable Portfolio - Cash Management Fund                       58,744,495         211,710,817
HV                AXP(R)Variable Portfolio - Extra Income Fund                          46,922,395          68,461,044
HY                AXP(R)Variable Portfolio - Global Bond Fund                            5,685,196          14,463,392
HI                AXP(R)Variable Portfolio - International Fund                        116,094,328         102,492,642
HD                AXP(R)Variable Portfolio - Managed Fund                               71,195,722         134,533,287
HG                AXP(R)Variable Portfolio - New Dimensions Fund(R)                    255,241,032         363,245,457
HA                AXP(R)Variable Portfolio - Strategy Aggressive Fund                  185,681,071          56,314,712
HW                AIM V.I. Growth and Income Fund                                      109,298,382         261,746,850
HP                American Century VP Value                                             15,347,266          62,506,723
HT                Credit Suisse Warburg Pincus Trust - Small Company Growth            158,230,135          67,043,998
                  Portfolio
HK                FTVIPT Templeton Developing Markets Securities Fund - Class 1         14,199,316          29,035,941
HN                Putnam VT New Opportunities Fund - Class IA Shares                   194,262,143         147,368,101
----------------- ---------------------------------------------------------------- ------------------- ------------------
                  Combined Variable Account                                         $1,318,308,464      $1,691,019,732
----------------- ---------------------------------------------------------------- ------------------- ------------------


IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have  audited  the  accompanying  consolidated  balance  sheets  of IDS  Life
Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated balance sheets

December 31, ($ thousands)                                                          2000                  1999

Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $6,471,798; 1999, $7,105,743)                      $ 6,463,613           $ 7,156,292
         Available for sale, at fair value
            (amortized cost: 2000, $12,929,870; 1999, $13,703,137)                 12,399,990            13,049,549
                                                                                   ----------            ----------
                                                                                   18,863,603            20,205,841
     Mortgage loans on real estate                                                  3,738,091             3,606,377
     Policy loans                                                                     618,973               561,834
     Other investments                                                                635,880               506,797
                                                                                      -------               -------
            Total investments                                                      23,856,547            24,880,849
Cash and cash equivalents                                                             316,974                32,333
Amounts recoverable from reinsurers                                                   416,480               327,168
Amounts due from brokers                                                               15,302                   145
Other accounts receivable                                                              42,324                48,578
Accrued investment income                                                             334,928               343,449
Deferred policy acquisition costs                                                   2,951,655             2,665,175
Deferred income taxes, net                                                            136,588               216,020
Other assets                                                                           25,919                33,089
Separate account assets                                                            32,349,347            35,894,732
                                                                                   ----------            ----------
            Total assets                                                          $60,446,064           $64,441,538
                                                                                  ===========           ===========

Liabilities and stockholder's equity Liabilities:
     Future policy benefits:
         Fixed annuities                                                          $19,417,446           $20,552,159
         Universal life-type insurance                                              3,410,871             3,391,203
         Traditional life insurance                                                   232,913               226,842
         Disability income and long-term care insurance                             1,012,247               811,941
     Policy claims and other policyholders' funds                                      52,067                24,600
     Amounts due to brokers                                                           446,347               148,112
     Other liabilities                                                                459,422               579,678
Separate account liabilities                                                       32,349,347            35,894,732
                                                                                   ----------            ----------
            Total liabilities                                                      57,380,660            61,629,267
                                                                                   ----------            ----------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $30 par value per share;
         100,000 shares authorized,
         issued and outstanding                                                         3,000                 3,000
     Additional paid-in capital                                                       288,327               288,327
     Accumulated other comprehensive loss, net of tax:
         Net unrealized securities losses                                            (333,734)             (411,230)
     Retained earnings                                                              3,107,811             2,932,174
                                                                                    ---------             ---------
         Total stockholder's equity                                                 3,065,404             2,812,271
                                                                                    ---------             ---------
            Total liabilities and stockholder's equity                            $60,446,064           $64,441,538
                                                                                  ===========           ===========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of income

Three years ended December 31, ($ thousands)                          2000                1999                1998

Revenues
Premiums:
     Traditional life insurance                                   $   56,187          $   53,790          $   53,132
     Disability income and long-term care insurance                  231,311             201,637             176,298
                                                                     -------             -------             -------
            Total premiums                                           287,498             255,427             229,430
     Policyholder and contractholder charges                         438,127             411,994             383,965
     Management and other fees                                       598,168             473,108             401,057
     Net investment income                                         1,730,605           1,919,573           1,986,485
     Net realized (loss) gain on investments                         (16,975)             26,608               6,902
                                                                     -------              ------               -----
            Total revenues                                         3,037,423           3,086,710           3,007,839
                                                                   ---------           ---------           ---------
Benefits and expenses
Death and other benefits:
     Traditional life insurance                                       29,042              29,819              29,835
     Universal life-type insurance and investment contracts          131,467             118,561             108,349
     Disability income and long-term care insurance                   40,246              30,622              27,414
Increase in liabilities for future policy benefits:
     Traditional life insurance                                        5,765               7,311               6,052
     Disability income and long-term care insurance                  113,239              87,620              73,305
Interest credited on universal life-type insurance
     and investment contracts                                      1,169,641           1,240,575           1,317,124
         Amortization of deferred policy acquisition costs           403,968             332,705             382,642
         Other insurance and operating expenses                      336,791             335,180             287,326
                                                                     -------             -------             -------
            Total benefits and expenses                            2,230,159           2,182,393           2,232,047
                                                                   ---------           ---------           ---------
Income before income taxes                                           807,264             904,317             775,792
Income taxes                                                         221,627             267,864             235,681
                                                                     -------             -------             -------
Net income                                                        $  585,637          $  636,453          $  540,111
                                                                  ==========          ==========          ==========
See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of stockholder's equity

                                                                                               Accumulated
                                                                                                  other
                                                    Total                      Additional      comprehensive
                                                stockholder's     Capital        paid-In      (loss) income,    Retained
Three years ended December 31, ($ thousands)       equity          stock         capital        net of tax      earnings

Balance, January 1, 1998                         $2,865,816       $3,000         $290,847      $ 226,359      $2,345,610
Comprehensive income:
     Net income                                     540,111           --               --             --         540,111
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $6,333 and taxes of $32,826             (60,964)          --               --        (60,964)             --
     Reclassification adjustment
         for losses included in net income,
         net of tax of ($2,254)                       4,189           --               --          4,189              --
                                                      -----        -----            -----          -----           -----
     Other comprehensive loss                       (56,775)          --               --        (56,775)             --
                                                    -------        -----            -----        -------           -----
Comprehensive income                                483,336           --               --             --              --
Other changes                                        (2,520)          --           (2,520)            --              --
Cash dividends to parent                           (240,000)          --               --             --        (240,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1998                        3,106,632        3,000          288,327        169,584       2,645,721
Comprehensive income:
     Net income                                     636,453           --               --             --         636,453
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $28,444 and taxes of $304,936          (566,311)          --               --       (566,311)             --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $7,810                       (14,503)          --               --        (14,503)             --
                                                    -------        -----            -----        -------           -----
     Other comprehensive loss                      (580,814)          --               --       (580,814)             --
                                                   --------        -----            -----       --------           -----
Comprehensive income                                 55,639           --               --             --              --
Cash dividends to parent                           (350,000)          --               --             --        (350,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1999                        2,812,271        3,000          288,327       (411,230)      2,932,174
Comprehensive income:
     Net income                                     585,637           --               --             --         585,637
     Unrealized holding gains arising
         during the year, net of
         deferred policy acquisition costs
         of ($5,154) and taxes of ($46,921)          87,138           --               --         87,138              --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $5,192                        (9,642)          --               --         (9,642)             --
                                                     ------        -----            -----         ------           -----
     Other comprehensive income                      77,496           --               --         77,496              --
                                                     ------        -----            -----         ------           -----
Comprehensive income                                663,133           --               --             --              --
Cash dividends to parent                           (410,000)          --               --             --        (410,000)
                                                   --------        -----            -----          -----        --------
Balance, December 31, 2000                       $3,065,404       $3,000         $288,327      $(333,734)     $3,107,811
                  === ====                       ==========       ======         ========      =========      ==========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of cash flows

Years ended December 31, ($ thousands)                                      2000               1999                 1998

Cash flows from operating activities
Net income                                                            $   585,637         $   636,453           $   540,111
Adjustments to reconcile net income to
     net cash provided by operating activities:
         Policy loans, excluding universal life-type insurance:
            Issuance                                                      (61,313)            (56,153)              (53,883)
            Repayment                                                      56,088              54,105                57,902
         Change in amounts recoverable from reinsurers                    (89,312)            (64,908)              (56,544)
         Change in other accounts receivable                                6,254                (615)              (10,068)
         Change in accrued investment income                                8,521              23,125                (9,184)
         Change in deferred policy acquisition costs, net                (291,634)           (140,379)              (10,443)
         Change in liabilities for future policy benefits
            for traditional life, disability income and
            long-term care insurance                                      206,377             153,157               138,826
         Change in policy claims and other policyholders' funds            27,467             (45,709)                1,964
         Deferred income tax provision (benefit)                           37,704              79,796               (19,122)
         Change in other liabilities                                     (120,256)            169,395                64,902
         Amortization of premium, (accretion of discount), net             37,909             (17,907)                9,170
         Net realized loss (gain) on investments                           16,975             (26,608)               (6,902)
         Policyholder and contractholder charges, non-cash               (151,745)           (175,059)             (172,396)
         Other, net                                                        (9,279)             (5,324)               10,786
                                                                           ------              ------                ------
            Net cash provided by operating activities                     259,393             583,369               485,119
                                                                          -------             -------               -------

Cash flows from investing activities Fixed maturities held to maturity:
     Purchases                                                             (4,487)             (3,030)               (1,020)
     Maturities, sinking fund payments and calls                          589,742             741,949             1,162,731
     Sales                                                                 50,067              66,547               236,963
Fixed maturities available for sale:
     Purchases                                                         (1,454,010)         (3,433,128)           (4,100,238)
     Maturities, sinking fund payments and calls                        1,019,403           1,442,507             2,967,311
     Sales                                                              1,237,116           1,691,389               278,955
Other investments, excluding policy loans:
     Purchases                                                           (706,082)           (657,383)             (555,647)
     Sales                                                                435,633             406,684               579,038
Change in amounts due from brokers                                        (15,157)                182                 8,073
Change in amounts due to brokers                                          298,236             (47,294)             (186,052)
                                                                          -------             -------              --------
            Net cash provided by investing activities                   1,450,461             208,423               390,114
                                                                        ---------             -------               -------

Cash flows from financing activities
Activity related to universal life-type insurance
     and investment contracts:
         Considerations received                                        1,842,026           2,031,630             1,873,624
         Surrenders and other benefits                                 (3,974,966)         (3,669,759)           (3,792,612)
         Interest credited to account balances                          1,169,641           1,240,575             1,317,124
Universal life-type insurance policy loans:
         Issuance                                                        (134,107)           (102,239)              (97,602)
         Repayment                                                         82,193              67,881                67,000
Dividends paid                                                           (410,000)           (350,000)             (240,000)
                                                                         --------            --------              --------
            Net cash used in financing activities                      (1,425,213)           (781,912)             (872,466)
                                                                       ----------            --------              --------
Net increase in cash and cash equivalents                                 284,641               9,880                 2,767
Cash and cash equivalents at beginning of year                             32,333              22,453                19,686
                                                                           ------              ------                ------
Cash and cash equivalents at end of year                              $   316,974         $    32,333           $    22,453
                                                                      ===========         ===========           ===========
See accompanying notes


IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs effect and deferred taxes.

The retrospective interest method is used for income recognition on investments in structured notes and residual beneficial interests in securitized financial assets.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is  measured  as the excess of a loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                          2000          1999          1998
Cash paid during the year for:
Income taxes                          $225,704      $214,940      $215,003
Interest on borrowings                   3,299         4,521        14,529

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000 and 1999, unlocking adjustments resulted in a net decrease in amortization of $12,300 and $56,800, respectively. Net unlocking adjustments in 1998 were not significant.

IDS Life Insurance Company
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Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $41,059 and $852 receivable from, respectively, AEFC for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

IDS Life Insurance Company
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A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. As of January 1, 2001, the rule would require AEFA to adjust the carrying amount of these investments downward by approximately $30 milllion through recognition of an impairment charge.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 2000 are as follows:

                                                         Gross           Gross
                                        Amortized     unrealized      unrealized           Fair
Held to maturity                          cost           gains          losses             value
U.S. Government agency obligations     $   38,302       $  3,455      $     80         $   41,677
State and municipal obligations             7,678             16            --              7,694
Corporate bonds and obligations         5,248,517        111,466       114,330          5,245,653
Mortgage-backed securities              1,169,116          9,130         1,472          1,176,774
                                        ---------          -----         -----          ---------
                                       $6,463,613       $124,067      $115,882         $6,471,798
                                       ==========       ========      ========         ==========


                                                         Gross           Gross
                                      Amortized       unrealized      unrealized           Fair
Available for sale                      cost             gains          losses             value
U.S. Government agency obligations    $    96,408       $  6,134      $    268        $   102,274
State and municipal obligations            12,848            247            --             13,095
Corporate bonds and obligations         7,586,423        123,691       693,303          7,016,811
Mortgage-backed securities              5,234,191         57,697        24,078          5,267,810
                                        ---------         ------        ------          ---------
Total fixed maturities                 12,929,870        187,769       717,649         12,399,990
Equity securities                          11,829             --         1,496             10,333
                                           ------        -------         -----             ------
                                      $12,941,699       $187,769      $719,145        $12,410,323
                                      ===========       ========      ========        ===========


IDS Life Insurance Company
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The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                                          Gross          Gross
                                       Amortized       unrealized     unrealized            Fair
Held to maturity                         cost             gains         losses              value
U.S. Government agency obligations      $   37,613        $   236        $  2,158       $   35,691
State and municipal obligations              9,681            150              --            9,831
Corporate bonds and obligations          5,713,475         91,571         113,350        5,691,696
Mortgage-backed securities               1,395,523          4,953          31,951        1,368,525
                                         ---------          -----          ------        ---------
                                        $7,156,292        $96,910        $147,459       $7,105,743
                                        ==========        =======        ========       ==========


                                                          Gross           Gross
                                        Amortized      unrealized      unrealized           Fair
Available for sale                        cost            gains          losses             value
U.S. Government agency obligations     $    46,325        $   612        $  2,231      $    44,706
State and municipal obligations             13,226            519             191           13,554
Corporate bonds and obligations          7,960,352         60,120         560,450        7,460,022
Mortgage-backed securities               5,683,234          9,692         161,659        5,531,267
                                         ---------          -----         -------        ---------
Total fixed maturities                  13,703,137         70,943         724,531       13,049,549
Equity securities                            3,000             16              --            3,016
                                             -----             --           -----            -----
                                       $13,706,137        $70,959        $724,531      $13,052,565
                                       ===========        =======        ========      ===========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized                Fair
Held to maturity                      cost                   value
Due from one to five years          $2,930,737            $2,935,736
Due from five to ten years           1,807,979             1,800,940
Due in more than ten years             555,781               558,348
Mortgage-backed securities           1,169,116             1,176,774
                                     ---------             ---------
                                    $6,463,613            $6,471,798
                                    ==========            ==========


                                    Amortized                Fair
Available for sale                    cost                   value
Due from one to five years         $   420,233           $   464,106
Due from five to ten years           4,675,249             4,266,932
Due in more than ten years           2,600,197             2,401,142
Mortgage-backed securities           5,234,191             5,267,810
                                     ---------             ---------
                                   $12,929,870           $12,399,990
                                   ===========           ===========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $53,169, $68,470 and $230,036, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively.

At December 31, 2000, bonds carried at $14,472 were on deposit with various states as required by law.

IDS Life Insurance Company
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IDS Life Insurance Company
At December 31, 2000, investments in fixed maturities comprised 79 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.5 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                       2000                  1999
Aaa/AAA                 $ 6,559,188           $ 7,144,280
Aaa/AA                       32,001                 1,920
Aa/AA                       220,446               301,728
Aa/A                        327,147               314,168
A/A                       2,494,621             2,598,300
A/BBB                       747,636             1,014,566
Baa/BBB                   5,828,847             6,319,549
Baa/BB                      287,583               348,849
Below investment grade    2,896,014             2,816,069
                          ---------             ---------
                        $19,393,483           $20,859,429
                        ===========           ===========

At December 31, 2000, 88 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                               December 31, 2000         December 31, 1999
                          On balance   Commitments   On balance     Commitments
Region                       sheet     to purchase      sheet       to purchase
East North Central         $  691,694    $18,868     $  715,998      $ 10,380
West North Central            564,576      7,621        555,635        42,961
South Atlantic                884,723      7,667        867,838        23,317
Middle Atlantic               378,702     13,813        428,051         1,806
New England                   279,147      4,604        259,243         4,415
Pacific                       318,727        921        238,299         3,466
West South Central            173,158     28,548        144,607         4,516
East South Central             49,176      2,763         43,841            --
Mountain                      409,677     10,209        381,148         9,380
                              -------     ------        -------         -----
                            3,749,580     95,014      3,634,660       100,241
Less allowance for losses      11,489         --         28,283            --
                               ------      -----         ------         -----
                           $3,738,091    $95,014     $3,606,377      $100,241
                           ==========    =======     ==========      ========


                                  December 31, 2000     December 31, 1999
                          On balance  Commitments   On balance      Commitments
Property type                sheet    to purchase      sheet        to purchase
Department/retail stores  $1,174,763    $11,130     $1,158,712       $ 33,829
Apartments                   780,228         --        887,538         11,343
Office buildings           1,085,948     59,941        931,234         26,062
Industrial buildings         323,766     23,943        309,845          5,525
Hotels/motels                100,680         --        103,625             --
Medical buildings            128,101         --        114,045             --
Nursing/retirement homes      49,822         --         45,935             --
Mixed use                     87,537         --         66,893             --
Other                         18,735         --         16,833         23,482
                              ------      -----         ------         ------
                           3,749,580     95,014      3,634,660        100,241
Less allowance for losses     11,489         --         28,283             --
                              ------      -----         ------          -----
                          $3,738,091    $95,014     $3,606,377       $100,241
                          ==========    =======     ==========       ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $24,999 and $21,375, respectively, with allowances of $4,350 and $5,750, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $27,063 and $23,815, respectively.

IDS Life Insurance Company
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The Company recognized  $1,033,  $1,190 and $1,809 of interest income related to
impaired  loans  for  the  years  ended   December  31,  2000,   1999  and  1998
respectively.

The following table presents changes in the allowance for losses related to all loans:

                                                 2000      1999       1998
Balance, January 1                            $ 28,283    $39,795    $38,645
Provision (reduction) for investment losses    (14,894)    (9,512)     7,582
Loan payoffs                                    (1,200)      (500)      (800)
Foreclosures and writeoffs                        (700)    (1,500)    (5,632)
                                                  ----     ------     ------
Balance, December 31                           $11,489    $28,283    $39,795
                                               =======    =======    =======

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:

                                       2000            1999             1998
Interest on fixed maturities     $1,473,560      $1,598,059       $1,676,984
Interest on mortgage loans          286,611         285,921          301,253
Other investment income               1,750          70,892           43,518
Interest on cash equivalents          8,084           5,871            5,486
                                      -----           -----            -----
                                  1,770,005       1,960,743        2,027,241
Less investment expenses             39,400          41,170           40,756
                                     ------          ------           ------
                                 $1,730,605      $1,919,573       $1,986,485
                                 ==========      ==========       ==========

Net realized (loss) gain on investments for the years ended December 31 is summarized as follows:

                           2000                1999               1998
Fixed maturities       $(34,857)            $ 8,802            $ 9,946
Mortgage loans           15,845              10,211             (5,933)
Other investments         2,037               7,596              2,889
                          -----               -----              -----
                       $(16,975)            $26,608            $ 6,902
                       ========             =======            =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                          2000            1999           1998
Fixed maturities available for sale    $99,706       $(921,778)      $(93,474)
Equity securities                       (1,428)           (142)          (203)
                                        ------            ----           ----

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The income tax expense (benefit) for the years ended December 31 consists of the following:

                                  2000               1999               1998
Federal income taxes:
Current                        $176,397            $178,444           $244,946
Deferred                         37,704              79,796            (16,602)
                                 ------              ------            -------
                                214,101             258,240            228,344
State income taxes-current        7,526               9,624              7,337
                                  -----               -----              -----
Income tax expense             $221,627            $267,864           $235,681
                               ========            ========           ========

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                              2000                      1999                        1998
                                                     Provision      Rate       Provision      Rate         Provision      Rate
Federal income taxes based on the statutory rate      $282,542      35.0%        $316,511     35.0%         $271,527      35.0%
Tax-excluded interest and dividend income               (3,788)     (0.5)          (9,626)    (1.1)          (12,289)     (1.6)
State taxes, net of federal benefit                      4,892       0.6            6,256      0.7             4,769       0.6
Affordable housing credits                             (54,569)     (6.8)         (31,000)    (3.4)          (19,688)     (2.5)
Other, net                                              (7,450)     (0.8)         (14,277)    (1.6)           (8,638)     (1.1)
                                                        ------      ----          -------     ----            ------      ----
Total income taxes                                    $221,627      27.5%        $267,864     29.6%         $235,681      30.4%
                                                      ========      ====         ========     ====          ========      ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 2000, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

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IDS Life Insurance Company

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                          2000          1999
Deferred tax assets:
Policy reserves                                       $730,239      $733,647
Unrealized loss on available for sale investments      179,702       221,431
Investments, other                                      34,600         1,873
Life insurance guaranty fund assessment reserve          1,365         4,789
                                                         -----         -----
Total deferred tax assets                              945,906       961,740
                                                       -------       -------
Deferred tax liabilities:
Deferred policy acquisition costs                      796,292       740,837
Other                                                   13,026         4,883
                                                        ------         -----
Total deferred tax liabilities                         809,318       745,720
                                                       -------       -------
Net deferred tax assets                               $136,588      $216,020
                                                      ========      ========

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,527,543 as of December 31, 2000 and $1,693,356 as of December 31, 1999 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2001 in excess of approximately $344,973 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                     2000            1999            1998
Statutory net income           $  344,973      $  478,173      $  429,903
Statutory capital and surplus   1,778,306       1,978,406       1,883,405
                                ---------       ---------       ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's and its subsidiaries' stautory-basis capital and surplus as of January 1, 2001 will not be significant.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2000 and 1999. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2000, 1999 and 1998.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $250, $223 and $211 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $1,707, $1,906 and $1,503, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 2000, 1999 and 1998 was $1,136, $1,147 and $1,352, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $582,836, $485,177 and $411,337 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

IDS Life Insurance Company
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6. COMMITMENTS AND CONTINGENCIES
At December 31, 2000, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $98,060,472, $89,271,957 and $81,074,928 respectively, of which $17,429,851, $8,281,576 and $4,912,313 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $89,506, $76,970 and $66,378 and reinsurance recovered from reinsurers amounted to $32,500, $27,816, and $20,982 for the years ended December 31, 2000, 1999 and
1998, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits

7. LINES OF CREDIT
The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 2000 and 1999, respectively.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS Life Insurance Company
-------------------------------------------------------------------------------
The Company's holdings of derivative financial instruments are as follows:

                                  Notional or
                                   contract    Carrying      Fair   Total credit
December 31, 2000                   amount      amount       value    exposure
Assets:
     Interest rate caps           $1,500,000   $ 6,127     $  1,174    $ 1,174
     Interest rate floors          1,000,000       121          531        531
     Options purchased               265,848    44,139       51,701     51,701
     Financial futures purchased           5        --        7,209         --
Liabilities:
     Options written                 104,324    (3,098)      (4,138)        --
     Financial futures sold                7        --        9,011         --
Off balance sheet:
     Interest rate swaps           1,000,000        --      (10,942)        --
                                   ---------      ----      -------       ----
                                               $47,289     $ 54,546    $53,406
                                               =======     ========    =======

December 31, 1999 Assets:
     Interest rate caps           $2,500,000   $ 9,685     $ 12,773    $12,773
     Interest rate floors          1,000,000       602          319        319
     Options purchased               180,897    49,789       61,745     61,745
Liabilities:
     Options purchased/written        43,262    (1,677)      (2,402)        --
Off balance sheet:
     Interest rate swaps           1,267,000        --      (17,582)        --
                                   ---------      ----      -------       ----
                                               $58,399     $ 54,853    $74,837
                                               =======     ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2001 to 2003. The purchased and written options expire on various dates from 2001 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 2000 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases financial futures and purchases and writes options on the major stock market index.

The Company also writes financial futures and purchases and writes options to manage the equity market risk related to seed money the Company has invested in certain separate accounts and the underlying mutual funds.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 2000 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 2000, deferred gains on purchased put and written call index options were $1,005 and $449, respectively. At December 31, 1999, there were no deferred gains or losses on purchased put or written call index options.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                        2000                                      1999
                                                          Carrying                 Fair              Carrying              Fair
Financial Assets                                            value                  value               value               value
Investments:
     Fixed maturities (Note 2):
         Held to maturity                                $ 6,463,613           $ 6,471,798         $ 7,156,292        $ 7,105,743
         Available for sale                               12,399,990            12,399,990          13,049,549         13,049,549
     Mortgage loans on real estate (Note 2)                3,738,091             3,821,825           3,606,377          3,541,958
     Other:
         Equity securities (Note 2)                           10,333                10,333               3,016              3,016
         Derivative financial Instruments (Note 8)            50,387                60,615              60,076             74,837
         Other                                                 1,130                 1,130               2,258              2,258
Cash and cash equivalents (Note 1)                           316,974               316,974              32,333             32,333
Separate account assets (Note 1)                          32,349,347            32,349,347          35,894,732         35,894,732
Financial Liabilities
Future policy benefits for fixed annuities               $18,020,824           $17,479,187         $19,189,170        $18,591,859
     Derivative financial instruments (Note 8)                 3,098                 6,069               1,677             19,984
Separate account liabilities                              28,791,949            27,822,667          31,869,184         31,016,081
                                                          ----------            ----------          ----------         ----------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,300,018 and $1,270,094, respectively, and policy loans of $96,603 and $92,895, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,557,398 and $4,025,548, respectively.

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         IDS Life Variable Account 10 including:

         Statements of Net Assets for year ended Dec. 31, 2000.
         Statements of Operations for year ended Dec. 31, 2000.
         Statements of Changes in Net Assets for the years ended Dec. 31, 2000 and 1999.
         Notes to Financial Statements.
         Report of Independent Auditors for dated March 23, 2001.

         IDS Life Insurance Company:

         Consolidated Balance Sheets as of Dec. 31, 2000 and 1999.
         Consolidated Statements of Income for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 2000, 1999 and 1998.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated February 8, 2001.

(b)      Exhibits:

1. Resolution of the Board of Directors of IDS Life establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as
         Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Deferred Annuity Contract for non-qualified contract (form 31030), filed electronically as Exhibit 4.1 to Post-Effective Amendment No.2 to the Registration Statement No. 33-62407 is incorporated herein by reference.

4.2 Copy of Deferred Annuity Contract for tax qualified (form 31031), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract for IRA (form 31032-IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 is incorporated herein by reference.

5.1 Copy of Application for IDS Life Variable Annuity (form 34055), filed electronically as Exhibit 5.1 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 is incorporated herein by reference.

5.2 Copy of Application for IDS Life Variable Annuity (form 34054), is filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 3 to Registration Statement No. 33-62407 is incorporated herein by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Copy of Amended  By-Laws of IDS Life filed  electronically  as Exhibit
         6.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.4 Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 and is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 33-62407, is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement dated April 25, 2001, filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------




Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                     - Annuities
                                      70100 AXP Financial Center
Timothy V. Bechtold                   Minneapolis, MN  55474                    Director and President

                                      70100 AXP Financial Center
Robert M. Elconin                     Minneapolis, MN  55474                    Vice President

                                      70100 AXP Financial Center
Lorraine R. Hart                      Minneapolis, MN  55474                    Vice President, Investments


Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary
                                      70100 AXP Financial Center
Pamela J. Moret                       Minneapolis, MN  55474                    Director, Chairman of the Board and
                                                                                Chief Executive Officer
                                      70100 AXP Financial Center
Barry J. Murphy                       Minneapolis, MN  55474                    Director and Executive Vice President

                                      70100 AXP Financial Center
James R. Palmer                       Minneapolis, MN  55474                    Vice President, Taxes

                                      70100 AXP Financial Center
Teresa J. Rasmussen                   Minneapolis, MN  55474                    Vice President and General Counsel

                                      70100 AXP Financial Center
Stuart A. Sedlacek                    Minneapolis, MN  55474                    Director and Executive Vice President


Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Executive Vice President - Finance
                                      Minneapolis, MN  55474
                                      70100 AXP Financial Center
Philip C. Wentzel                     Minneapolis, MN  55474                    Vice President and Controller


David L. Yowan                        70100 AXP Financial Center                Vice President, Treasurer and
                                      Minneapolis, MN  55474                    Assistant Secretary



Item 26. Persons Controlled by or Under Common Control with the Depositor
         ----------------------------------------------------------------
         or Registrant
         -------------

          IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

          The following list includes the names of major subsidiaries of American Express.


                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota


     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

         As of March 31, 2001, there were 102,452 contract holders of qualified contracts. There were 92,852 owners of non-qualified contracts.

Item 28. Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b) This table is the same as our response to Item 25 of this Registration Statement.

(c)

                  Name of            Net Underwriting
                 Principal            Discounts and     Compensation on       Brokerage
                Underwriter            Commissions         Redemption        Commissions      Compensation
                -----------            -----------         ----------        -----------      ------------
            IDS Life Insurance         $56,849,306         $18,285,051          None              None
                  Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         200 AXP Financial Center
         Minneapolis, MN

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2001.


                      IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                      ------------------------------------
                                  (Registrant)

                      By IDS Life Insurance Company
                      ------------------------------------
                                    (Sponsor)

                      By /s/ Timothy V. Bechtold*
                      ------------------------------------
                             Timothy V. Bechtold
                             President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.


Signature                                Title

/s/  Gumer C. Alvero*                         Director and Executive
------------------------------------          Vice President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Pamela J. Moret *                        Director, Chairman and Chief
------------------------------------          Executive Officer
     Pamela J. Moret

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stuart A. Sedlacek*                      Director and Executive Vice
------------------------------------          President
     Stuart A. Sedlacek

/s/  Bridget Sperl*                           Executive Vice President -
------------------------------------           Client Service
     Bridget Sperl

/s/  John T. Sweeny*                          Executive Vice President -
------------------------------------           Finance
     John T. Sweeny

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                          Vice President, Treasurer and
------------------------------------          Assistant Secretary
     David L. Yowan



*Signed pursuant to IDS Life Insurance Company Power of Attorney dated April 25, 2001, filed electronically herewith as Exhibit 14 by:



/s/Mary Ellyn Minenko
   Mary Ellyn Minenko
   Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.